Leases (Tables)	12 Months Ended
Jul. 31, 2025
Leases [Abstract]
Components of lease expense
The components of lease expense were as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Operating lease cost (1)	$111	$108	$124
Variable lease cost	22	23	20
Sublease income	(10)	(11)	(12)
Total net lease cost	$123	$120	$132
(1)    Includes short-term leases, which were not material for the twelve months ended July 31, 2025, 2024, or 2023.
Supplemental cash flow information related to operating leases was as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$101	$89	$107
Right-of-use assets obtained in exchange for operating lease liabilities	$212	$35	$28
Other information related to operating leases was as follows at the dates indicated:

	July 31,
	2025	2024	2023
Weighted-average remaining lease term for operating leases	8.1 years	7.7 years	7.9 years
Weighted-average discount rate for operating leases	3.8%	3.3%	3.0%
Supplemental balance sheet information related to operating leases was as follows at the dates indicated:

	July 31,
(In millions)	2025	2024

Operating lease right-of-use assets	$541	$411

Other current liabilities	$69	$71
Operating lease liabilities	597	458
Total operating lease liabilities	$666	$529

Future minimum lease payments
Future minimum lease payments under non-cancellable operating leases as of July 31, 2025 were as follows:

(In millions)	Operating Leases (1)
Fiscal year ending July 31,
2026	$78
2027	105
2028	97
2029	100
2030	98
Thereafter	314
Total future minimum lease payments	792
Less imputed interest	(126)
Present value of lease liabilities	$666
(1) Non-cancellable future sublease proceeds as of July 31, 2025 totaled $22 million through July 31, 2030 and $1 million thereafter, and are not included in the table above.